INVESCO STOCK FUNDS, INC.

         Supplement to Investor Class Prospectus Dated November 30, 2000


The section of the Funds' Prospectus entitled "Fund Management - Investment Adviser" is amended to (1) delete the second sentence of the second paragraph in its entirety.

The section of the Funds' Prospectus entitled "Fund Management - Investment Adviser" is amended to (1) delete the fourth paragraph in its entirety, and (2) substitute the following in its place:

     INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The section of the Funds' Prospectus entitled "Fund Management - Portfolio Managers" is amended to (1) delete the second paragraph in its entirety, and (2) substitute the following in its place:

     The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

     Fund                               Portfolio Manager

     Blue Chip Growth                   Trent E. May
                                        Douglas J. McEldowney
     Dynamics                           Timothy J. Miller
                                        Thomas R. Wald
     INVESCO Endeavor                   Trent E. May
     Growth & Income                    Trent E. May
                                        Fritz Meyer
     Small Company Growth               Stacie Cowell
     Value Equity                       Charles P. Mayer
     S&P 500 Index Fund                 World Asset Management

The section of the Funds' Prospectus entitled "Fund Management - Portfolio Managers" is amended to (1) delete the fourth and fifth paragraphs in their entirety, and (2) substitute the following paragraph in its place:

     CHARLES P. MAYER, Director of Income Equity Investments and a director and a senior vice president of INVESCO, is the manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

The date of this Supplement is December 15, 2000.

                            INVESCO STOCK FUNDS, INC.

            Supplement to Class C Prospectus Dated November 30, 2000


The section of the Funds' Prospectus entitled "Fund Management - Investment Adviser" is amended to (1) delete the second paragraph in its entirety.

The section of the Funds' Prospectus entitled "Fund Management - Investment Adviser" is amended to (1) delete the fourth paragraph in its entirety, and (2) substitute the following in its place:

     INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The section of the Funds' Prospectus entitled "Fund Management - Portfolio Managers" is amended to (1) delete the second paragraph in its entirety, and (2) substitute the following in its place:

     The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

     Fund                         Portfolio Manager

     Blue Chip Growth             Trent E. May
                                  Douglas J. McEldowney
     Dynamics                     Timothy J. Miller
                                  Thomas R. Wald
     INVESCO Endeavor             Trent E. May
     Growth & Income              Trent E. May
                                  Fritz Meyer
     Small Company Growth         Stacie Cowell
     Value Equity                 Charles P. Mayer

The section of the Funds' Prospectus entitled "Fund Management - Portfolio Managers" is amended to (1) delete the fourth and fifth paragraphs in their entirety, and (2) substitute the following paragraph in its place:

     Charles P. Mayer, Director of Income Equity Investments and a director and a senior vice president of INVESCO, is the manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

The date of this Supplement is December 15, 2000.

                            INVESCO Stock Funds, Inc.

                     Supplement to Statement of Additional Information

                             Dated November 30, 2000

Effective immediately, Value Equity Fund will be managed by INVESCO Funds Group, Inc. All references to INVESCO Capital Management, a division of INVESCO, Inc. should be deleted from the Statement of Additional Information.

The date of this Supplement is December 15, 2000.